Schedule of Restricted Share Activities (Details) shares in Thousands		12 Months Ended
		Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Vested | (per share)		$ 2.0702	¥ 15.1110	$ 5.9404	¥ 42.1761	$ 0.7733	¥ 5.2688
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares Granted, Unvested, Beginning balance | shares	[1]	330	330	786	786	1,200	1,200
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares		$ 5.0233		$ 4.8435		$ 4.8681
Number of Restricted Shares Granted, Awarded | shares	[1]	1,589	1,589	703	703	124	124
Weighted-Average Grant Date Fair Value, Awarded | $ / shares		$ 1.6553		$ 6.4017		$ 3.9252
Number of Restricted Shares Granted, Vested | shares	[1]	(1,757)	(1,757)	(8,938)	(8,938)	(498)	(498)
Weighted-Average Grant Date Fair Value, Vested | $ / shares		$ 1.9938		$ 5.0743		$ 4.7458
Number of Restricted Shares Granted, Forfeited | shares	[1]	(77)	(77)	(97)	(97)	(40)	(40)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares		$ 4.9078		$ 5.5168		$ 3.9504
Number of Restricted Shares Granted, Unvested, Ending balance | shares	[1]	107	107	330	330	786	786
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares		$ 4.6904		$ 5.0233		$ 4.8435
Number of Restricted Shares Granted, Replacement | shares	[1]	22	22	7,876	7,876
Weighted-Average Grant Date Fair Value, Replacement | $ / shares		$ 4.2700		$ 4.9821

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).